ACCRUED LIABILITIES AND OTHERS	12 Months Ended
Mar. 31, 2023
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHERS

NOTE 9 – ACCRUED LIABILITIES AND OTHERS

	As of March 31, 2023 ($)	As of March 31, 2022 ($)
Compensation and other contributions	15,193	13,244
Other current liability	37,485	66,911
Advance from customers	2,893	2,827
Total	55,571	82,982

Compensation and other contribution related liabilities consist of accrued salaries to employees. Other current liability also includes $ 28 thousand of dealer deposits received from various dealers as of March 31, 2023 (March 31, 2022: $ 66 thousand).